Consolidated Statements of Operations (USD $)	12 Months Ended		85 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Revenue, net	$ 0	$ 0	$ 0
Operating expenses:
Research and development	2,030,285	986,261	3,889,621
Research and development – related party	2,369,009		2,369,009
General and administrative	2,814,856	2,651,725	9,547,943
Impairment charge-intellectual property			572,868
Loss from operations	(7,214,150)	(3,637,986)	(16,379,441)
Other income (expense):
Other income	2,457	2,832	8,839
Cancellation of related-party debt			100,000
Merger-related expenses			(323,294)
Interest expense	(601,664)	(871,431)	(2,481,178)
Private Placement Costs			(2,148,307)
Cost to induce conversion of 12% notes		(866,083)	(866,083)
Gain on extinguishment of derivative liabilities		97,975	909,368
Change in fair value of derivative liabilities		2,640,497	(839,569)
Total other income (expense)	(599,207)	1,003,790	(5,640,224)
Net loss before income taxes	(7,813,357)	(2,634,196)	(22,019,665)
Provision for income taxes	1,365	1,365	10,129
Net loss	$ (7,814,722)	$ (2,635,561)	$ (22,029,794)
Loss per share – basic and diluted (in Dollars per share)	$ (1.97)	$ (0.86)
Weighted average shares outstanding – basic and diluted (in Shares)	3,973,028	3,063,525